Capital Management (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Profit attributable to equity shareholders (U.S. Dollars)	$ 67,827,686	$ 51,824,729	$ 164,439,548	$ 141,265,277
Weighted average number of common shares	287,414,963	293,841,049	287,598,975	289,680,047
Adjustments for calculation of diluted earnings per share	7,150,463	8,274,836	7,367,950	11,970,674
Weighted average number of ordinary shares for calculating diluted earnings per share	294,565,426	302,115,885	294,966,925	301,650,721
Diluted earnings per share	$ 0.23	$ 0.17	$ 0.56	$ 0.47